Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Details Of Long-Term Debt, Weighted Average Interest Rates And Due Dates
Long-term debt, weighted average interest rates and due dates at December 31 are as follows:

	2013			2012
	Stated Interest Rate	Due Date Through	Balance	Stated Interest Rate	Due Date Through	Balance
Term notes	4.8%	2022	$828.4	4.4%	2022	$1,028.0
Industrial development bonds, principally variable interest rates	.2%	2030	19.9	.4%	2030	19.9
Commercial paper	.2%	2017	16.0	—%	—	—
Capitalized leases (primarily machinery, vehicle and office equipment)			4.4			6.5
Other, partially secured			.8			1.0
			869.5			1,055.4
Less current maturities			181.1			201.5
			$688.4			$853.9

Maturities Of Long-Term Debt	Maturities of long-term debt are as follows:

Year ended December 31
2014	$181.1
2015	201.4
2016	3.2
2017	19.1
2018	152.2
Thereafter	312.5
$869.5

Amounts Outstanding Related To Commercial Paper Program
Amounts outstanding at year-end related to our commercial paper program were:

	December 31, 2013	December 31, 2012
Total program authorized	$600.0	$600.0
Commercial paper outstanding (classified as long-term debt)	(16.0)	—
Letters of credit issued under the credit agreement	—	—
Total program usage	(16.0)	—
Total program available	$584.0	$600.0